Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Loss before tax	£ (92,215)	£ (33,110)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	1,168	559
Depreciation of property, plant and equipment	2,176	925
Amortisation of intangible assets	3,462	780
Revenue settled with non-cash consideration	0	(3,349)
Loss recognised from joint venture	679	987
Finance income	(2,660)	(7)
Finance expenses	216	118
R&D tax credits	(2,851)	(1,314)
Share-based payment charge	23,799	6,523
Foreign exchange gain	(31,815)	(39)
Changes in working capital:
Decrease/(increase) in trade receivables	829	(6,879)
Increase in other receivables and contract assets	(3,999)	(1,955)
Increase in contract liabilities and other advances	61,113	34,133
Increase in trade payables	10,626	2,451
Increase in other payables	10,861	7,450
Decrease/(increase) in inventories	165	(31)
Interest received	1,822	7
Interest paid	(23)	(21)
Income taxes received	3,172	246
Net cash flows (used in)/from operating activities	(13,475)	7,474
Cash flows from investing activities
Payment for acquisition of subsidiary, net of cash acquired	0	(18,036)
Purchase of property, plant and equipment	(16,559)	(4,032)
Purchase of intangible assets	(42)	(1,460)
Additional investment in joint venture	(242)	(1,424)
Cash invested in short term bank deposits	(100,000)	0
Net cash flows used in investing activities	(116,843)	(24,952)
Cash flows from financing activities
Proceeds from issue of share capital, net of transactions costs	23	183,124
Cash paid on net settlement of share based payments	(2,283)	0
Payments of obligations under lease liabilities	(1,174)	(618)
Net cash flows (used in)/from financing activities	(3,434)	182,506
Net (decrease)/increase in cash and cash equivalents	(133,752)	165,028
Exchange gain on cash and cash equivalents	32,018	19
Cash and cash equivalents at the beginning of the year	562,173	62,584
Cash and cash equivalents at the end of the period	460,439	227,631
Supplemental disclosure of total cashflow information
Net (decrease)/increase in cash and cash equivalents	(133,752)	165,028
Increase in short term bank deposits	100,646	0
Net (decrease)/increase in cash, cash equivalents and short term bank deposits	(33,106)	165,028
Supplemental disclosure of operating inflow information
Cash flow from collaborations	91,074	48,565
Amounts invoiced during the period	(86,488)	(55,556)
Foreign exchange (gains)/losses on trade receivables	(3,757)	112
Decrease/(increase) in trade receivables	829	(6,879)
Supplemental non-cash investing Information
Change in capital expenditures recorded within trade payables	679	(574)
Change in capital expenditures recorded within other payables	£ 3,315	£ 147